Vanguard® Equity Income Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (97.4%)
Communication Services (1.5%)
Comcast Corp. Class A	6,222,716	272,866
T-Mobile US Inc.	1,621,618	259,994
Verizon Communications Inc.	4,808,689	181,288
TEGNA Inc.	3,691,479	56,480
AT&T Inc.	3,185,601	53,454
Omnicom Group Inc.	53,767	4,651
		828,733
Consumer Discretionary (4.2%)
Home Depot Inc.	2,039,998	706,961
Tractor Supply Co.	1,617,062	347,717
Lennar Corp. Class A	2,283,133	340,278
McDonald's Corp.	644,924	191,226
Macy's Inc.	6,502,612	130,833
Tapestry Inc.	3,405,152	125,344
Williams-Sonoma Inc.	611,961	123,481
Travel & Leisure Co.	2,082,443	81,403
Bloomin' Brands Inc.	2,218,225	62,443
Starbucks Corp.	552,844	53,079
Ralph Lauren Corp.	277,765	40,054
Wendy's Co.	2,026,205	39,470
Best Buy Co. Inc.	343,556	26,894
Genuine Parts Co.	59,587	8,253
Polaris Inc.	56,214	5,327
		2,282,763
Consumer Staples (13.0%)
Procter & Gamble Co.	5,907,680	865,711
Philip Morris International Inc.	9,050,315	851,454
Archer-Daniels-Midland Co.	8,711,956	629,177
Unilever plc ADR	12,162,758	589,650
Keurig Dr Pepper Inc.	16,636,974	554,344
Pernod Ricard SA	3,125,791	552,396
Kenvue Inc.	21,884,186	471,167
Walmart Inc.	2,418,408	381,262
Kellanova	6,275,950	350,888
PepsiCo Inc.	1,623,074	275,663
Mondelez International Inc. Class A	3,318,834	240,383
Kimberly-Clark Corp.	1,946,486	236,518
Coca-Cola Co.	3,571,469	210,467
Altria Group Inc.	4,660,149	187,990
Target Corp.	1,127,354	160,558
Kroger Co.	3,078,928	140,738
Hershey Co.	707,126	131,837

	Shares	Market Value ($000)
Colgate-Palmolive Co.	1,589,525	126,701
Ingredion Inc.	540,026	58,609
Coca-Cola Europacific Partners plc	328,925	21,952
J M Smucker Co.	146,392	18,501
Medifast Inc.	182,519	12,269
		7,068,235
Energy (10.1%)
ConocoPhillips	10,695,956	1,241,480
EOG Resources Inc.	9,372,314	1,133,581
Phillips 66	3,655,145	486,646
Exxon Mobil Corp.	4,584,363	458,345
Coterra Energy Inc.	16,858,323	430,224
Enbridge Inc.	9,989,926	359,624
Diamondback Energy Inc.	2,265,285	351,300
Chevron Corp.	2,031,969	303,089
Marathon Petroleum Corp.	1,284,861	190,622
Schlumberger NV	3,160,276	164,461
Valero Energy Corp.	1,247,256	162,143
APA Corp.	2,985,148	107,107
HF Sinclair Corp.	1,595,563	88,665
		5,477,287
Financials (20.2%)
JPMorgan Chase & Co.	12,733,861	2,166,030
MetLife Inc.	10,686,429	706,694
Regions Financial Corp.	36,307,445	703,638
Chubb Ltd.	2,776,491	627,487
Intercontinental Exchange Inc.	4,535,456	582,489
Raymond James Financial Inc.	5,201,263	579,941
Morgan Stanley	5,828,344	543,493
Royal Bank of Canada	5,318,628	537,864
M&T Bank Corp.	3,741,187	512,842
American International Group Inc.	7,055,097	477,983
Bank of America Corp.	12,831,725	432,044
PNC Financial Services Group Inc.	2,485,326	384,853
Wells Fargo & Co.	7,339,195	361,235
Citigroup Inc.	4,851,827	249,578
Ameriprise Financial Inc.	451,996	171,682
Discover Financial Services	1,395,789	156,887
Bank of New York Mellon Corp.	2,891,508	150,503
Synchrony Financial	3,618,291	138,182
Hartford Financial Services Group Inc.	1,716,248	137,952
MGIC Investment Corp.	6,505,487	125,491
SLM Corp.	6,160,255	117,784
Popular Inc.	1,131,051	92,825
Travelers Cos. Inc.	409,889	78,080
Goldman Sachs Group Inc.	193,445	74,625
Comerica Inc.	1,239,199	69,160
Unum Group	1,524,954	68,958
Jefferies Financial Group Inc.	1,657,595	66,983
Jackson Financial Inc. Class A	1,300,468	66,584
Fifth Third Bancorp	1,756,027	60,565
Truist Financial Corp.	1,615,459	59,643
Everest Group Ltd.	160,896	56,890
BlackRock Inc.	58,973	47,874
American Financial Group Inc.	399,967	47,552
Western Union Co.	3,933,444	46,887
Corebridge Financial Inc.	1,733,898	37,556

	Shares	Market Value ($000)
Zions Bancorp NA	788,250	34,580
Assurant Inc.	187,892	31,658
Radian Group Inc.	1,085,368	30,987
Lincoln National Corp.	1,073,877	28,962
Credicorp Ltd.	131,089	19,654
Progressive Corp.	111,971	17,835
East West Bancorp Inc.	175,991	12,663
State Street Corp.	81,038	6,277
Equitable Holdings Inc.	140,722	4,686
Reinsurance Group of America Inc.	28,463	4,605
		10,930,741
Health Care (14.6%)
Merck & Co. Inc.	13,444,374	1,465,706
Johnson & Johnson	8,677,261	1,360,074
Pfizer Inc.	40,666,059	1,170,776
Gilead Sciences Inc.	7,817,007	633,256
UnitedHealth Group Inc.	1,000,899	526,943
Roche Holding AG	1,526,817	443,836
AstraZeneca plc ADR	6,224,382	419,212
Elevance Health Inc.	759,623	358,208
Becton Dickinson & Co.	1,409,905	343,777
AbbVie Inc.	2,075,483	321,637
Amgen Inc.	1,109,299	319,500
CVS Health Corp.	3,164,408	249,862
Bristol-Myers Squibb Co.	4,664,686	239,345
Medtronic plc	575,803	47,435
		7,899,567
Industrials (10.0%)
United Parcel Service Inc. Class B (XNYS)	3,739,072	587,894
General Dynamics Corp.	2,252,554	584,921
Johnson Controls International plc	8,664,238	499,407
Emerson Electric Co.	5,059,103	492,402
Honeywell International Inc.	2,000,763	419,580
L3Harris Technologies Inc.	1,844,345	388,456
Siemens AG (Registered)	2,030,126	380,871
Canadian National Railway Co.	2,859,949	359,477
Caterpillar Inc.	1,077,653	318,630
Union Pacific Corp.	1,054,030	258,891
Lockheed Martin Corp.	511,441	231,806
Automatic Data Processing Inc.	990,590	230,778
3M Co.	1,704,602	186,347
Cummins Inc.	552,307	132,316
PACCAR Inc.	1,169,609	114,212
ManpowerGroup Inc.	1,200,168	95,377
RTX Corp.	764,837	64,353
Oshkosh Corp.	417,410	45,251
Eaton Corp. plc	67,125	16,165
Ryder System Inc.	131,257	15,102
		5,422,236
Information Technology (8.7%)
Cisco Systems Inc.	21,349,479	1,078,576
Broadcom Inc.	849,793	948,582
QUALCOMM Inc.	5,965,430	862,780
NXP Semiconductors NV	1,722,807	395,694
TE Connectivity Ltd.	2,742,649	385,342
Corning Inc.	12,648,726	385,154
Intel Corp.	2,821,002	141,755

		Shares	Market Value ($000)
	HP Inc.	4,680,779	140,845
	Texas Instruments Inc.	627,495	106,963
	International Business Machines Corp.	492,597	80,564
	KLA Corp.	134,535	78,205
	Dell Technologies Inc. Class C	902,789	69,063
	NetApp Inc.	92,809	8,182
	Hewlett Packard Enterprise Co.	246,609	4,188
			4,685,893
Materials (4.6%)
	Rio Tinto plc ADR	9,733,347	724,745
	Barrick Gold Corp. (XTSE)	22,805,840	412,558
	LyondellBasell Industries NV Class A	3,907,261	371,502
	PPG Industries Inc.	2,096,257	313,495
	Celanese Corp.	1,955,372	303,806
	Reliance Steel & Aluminum Co.	470,243	131,517
	CF Industries Holdings Inc.	1,413,177	112,348
	Steel Dynamics Inc.	921,573	108,838
	Arch Resources Inc.	205,749	34,142
			2,512,951
Real Estate (2.3%)
	Crown Castle Inc.	4,654,553	536,158
	Weyerhaeuser Co.	11,056,198	384,424
	Host Hotels & Resorts Inc.	17,206,017	335,001
			1,255,583
Utilities (8.2%)
	American Electric Power Co. Inc.	8,402,623	682,461
	Sempra	7,169,262	535,759
	Exelon Corp.	14,468,566	519,422
	Atmos Energy Corp.	4,412,712	511,433
	NextEra Energy Inc.	6,545,167	397,553
	Dominion Energy Inc.	8,126,694	381,955
	PPL Corp.	14,032,869	380,291
	Vistra Corp.	3,453,840	133,042
	WEC Energy Group Inc.	1,548,733	130,357
	Xcel Energy Inc.	1,980,073	122,586
	DTE Energy Co.	1,047,854	115,536
	Evergy Inc.	2,086,192	108,899
	UGI Corp.	4,293,475	105,620
	National Fuel Gas Co.	1,754,869	88,042
	Eversource Energy	1,148,587	70,891
	AES Corp.	2,876,466	55,372
	Ameren Corp.	345,567	24,998
	Public Service Enterprise Group Inc.	408,180	24,960
	Entergy Corp.	145,404	14,713
	Southern Co.	86,263	6,049
	Duke Energy Corp.	50,588	4,909
			4,414,848
Total Common Stocks (Cost $41,567,255)			52,778,837
Temporary Cash Investments (2.4%)
Money Market Fund (1.2%)
[1]	Vanguard Market Liquidity Fund, 5.435%	6,377,129	637,585

	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (1.2%)
Goldman Sachs & Co. 5.300%, 1/2/24 (Dated 12/29/23, Repurchase Value $123,172,000, collateralized by Fannie Mae 2.000%–7.000%, 2/1/35–12/1/53, Freddie Mac 3.000%–6.000%, 5/1/33–11/1/53, and Ginnie Mae 5.440%–6.000%, 6/20/53–5/15/58, with a value of $125,562,000)	123,100	123,100
NatWest Markets plc 5.310%, 1/2/24 (Dated 12/29/23, Repurchase Value $206,122,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.125%, 12/15/25–5/31/29, with a value of $210,120,000)	206,000	206,000
Nomura International plc 5.310%, 1/2/24 (Dated 12/29/23, Repurchase Value $339,300,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.375%, 6/30/25–11/15/44, with a value of $345,882,000)	339,100	339,100
		668,200
Total Temporary Cash Investments (Cost $1,305,740)		1,305,785
Total Investments (99.8%) (Cost $42,872,995)		54,084,622
Other Assets and Liabilities—Net (0.2%)		94,389
Net Assets (100%)		54,179,011
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	2,777	669,257	4,768
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	51,401,734	1,377,103	—	52,778,837
Temporary Cash Investments	637,585	668,200	—	1,305,785
Total	52,039,319	2,045,303	—	54,084,622
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,768	—	—	4,768
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.